SHARE-BASED PAYMENTS - Disclosure of detailed information about stock options available for grant (Details)	Dec. 31, 2020 Share	Aug. 31, 2020 shares	Dec. 31, 2019 Share	Jul. 31, 2019 shares	Dec. 31, 2018 Share	Jul. 31, 2018 shares	Mar. 02, 2016 Share shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding | shares		13,227,407		13,580,692		14,217,860	15,298,602
Percentage of shares outstanding							10.00%
Number of options authorized							1,529,860
Less: options issued & outstanding	(1,021,156)		(1,321,288)		(1,229,040)
Options available for grant	508,704		208,572